COMMITMENTS	12 Months Ended
Sep. 30, 2022
COMMITMENTS
COMMITMENTS

NOTE 16 – COMMITMENTS

On July 5, 2021, The Company entered into an Investment Agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd (“Chongqing Jintong”). The Company would invest and construct factory for manufacturing pig by-products in Chongqing Tongnan High Tech Industrial Zone. A total of $7.1 million (RMB 50 million) construction contracts has been signed for this project, the Company’s obligation shall be satisfied during the process of construction.

As of September 30, 2022, $2.7 million (RMB 18.9 million) has been paid and the Company paid $1.3 million (RMB 9.0 million) through the issuance of the consolidated financial statements. The Company has commitment to pay $2.1 million (RMB 15.2 million) up to September 30, 2023.